Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 94 .49%
ASSET-BACKED SECURITIES — 30 .18% **
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.83% 01/21/32
1,2,3
$ 45,000 $ 44,995
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
100,000 105,777
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.26% 10/25/34
1,2,3
180,000 179,689
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
4
77,607 42,955
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.16% 03/15/52
1,4
466,031 24,652
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
140,000 140,683
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/22)
3.63% 02/25/37 265,929 209,347
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/22)
3.31% 03/25/37 896,453 462,184
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68% 03/02/46
1,2,3,5,6
419,900 49,388
Dryden 85 CLO Ltd.,
Series 2020-85A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.27% 10/15/35
1,2,3
150,000 150,101
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.29% 10/15/34
1,2,3
90,000 90,093
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.21% 12/25/37
2
339,469 323,329
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.32% 01/25/38
2
838,589 579,429
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.20% 03/25/37
2
$ 593,747 $ 365,711
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
78,792 79,283
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
1.65% 08/05/33
1,2,3
90,000 90,046
HPS Loan Management 10-2016 Ltd.,
Series 10A-16, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.27% 04/20/34
1,2,3
85,000 84,895
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 55,639 56,158
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 23,422 23,657
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 46,734 48,279
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
4
112,644 118,472
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 02/25/22)
4.22% 03/25/47 702,447 542,125
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.25% 10/25/35
1,4
1,391,608 46,532
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
1.26% 08/25/35
2
629,458 612,486
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 258,218 271,263
Mid-State Capital Corp. Trust,
Series 2004-1, Class M1
6.50% 08/15/37 178,585 184,528
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 102,254 107,346
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 5,684 6,187

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.24% 07/17/35
1,2,3
$ 85,000 $ 85,010
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99% 12/15/26 84,437 85,172
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03% 05/15/24
4
106,789 108,518
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.83% 07/20/34
1,2,3
50,000 49,865
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 10/19/32
1,2,3
180,000 180,020
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.68% 04/20/28
1,2,3
100,000 100,021
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.88% 01/20/34
1,2,3
40,000 39,993
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(LIBOR USD 1-Month plus 0.66%)
0.76% 12/25/35
2
164,736 161,459
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
71,573 71,573
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.44% 08/15/31
2
130,538 121,556
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
0.87% 10/27/70
2
215,000 201,269
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 01/25/83
2
340,000 326,968
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 04/26/83
2
340,000 319,509
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 04/25/73
2
$ 340,000 $ 341,701
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/25/73
2
235,000 235,476
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
340,000 343,064
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
†,1,3,4
250,000 238,749
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
272,350 300,163
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
299,654 351,693
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.72% 01/17/32
1,2,3
25,000 25,001
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
1.20% 07/25/34
1,2
64,209 63,882
TRESTLES CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.33% 10/20/34
1,2,3
90,000 90,062
Total Asset-Backed Securities
(Cost $9,674,359) 8,880,314
CORPORATES — 31 .29% *
Banking — 5 .20%
Bank of America Corp.
3.00% 12/20/23
4
20,000 20,418
3.37% 01/23/26
4
110,000 115,828
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
55,000 54,706
3.97% 02/07/30
4
25,000 27,563
Bank of America Corp.,
Series N
1.66% 03/11/27
4
100,000 99,276
Comerica, Inc.
5.63% 10/01/70
4
45,000 49,163
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
30,000 29,015
2.19% 06/05/26
1,3,4
90,000 90,562

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 09/11/25
1,3,4
$ 5,000 $ 5,103
3.75% 03/26/25
3
15,000 15,929
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
45,000 44,101
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
25,000 24,463
2.01% 09/22/28
3,4
115,000 112,666
3.80% 03/11/25
3,4
5,000 5,249
4.29% 09/12/26
3,4
10,000 10,798
JPMorgan Chase & Co.
0.77% 08/09/25
4
15,000 14,785
0.97% 06/23/25
4
90,000 89,206
1.58% 04/22/27
4
55,000 54,389
2.01% 03/13/26
4
85,000 86,121
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,4
120,000 121,994
Macquarie Group Ltd.
(Australia)
2.69% 06/23/32
1,3,4
30,000 29,904
2.87% 01/14/33
1,3,4
95,000 94,790
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
55,000 58,262
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,4
35,000 34,458
1.67% 06/14/27
3,4
45,000 44,140
4.80% 11/15/24
3,4
65,000 69,018
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
50,000 50,775
2.39% 06/02/28
4
75,000 76,280
1,528,962
Communications — 5 .51%
AT&T, Inc.
2.55% 12/01/33 93,000 91,063
3.80% 12/01/57 136,000 142,070
4.75% 05/15/46 15,000 18,158
Cable One, Inc.
4.00% 11/15/30
1
37,000 36,630
CommScope, Inc.
4.75% 09/01/29
1
24,000 23,933
CSC Holdings LLC
4.50% 11/15/31
1
28,000 27,728
5.38% 02/01/28
1
5,000 5,185
6.50% 02/01/29
1
12,000 12,864
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
85,000 43,031
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
30,000 30,750
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Gray Escrow II, Inc.
5.38% 11/15/31
1
$ 15,000 $ 15,461
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
38,000 17,694
9.75% 07/15/25
1,3,7,8
71,000 32,825
Level 3 Financing, Inc.
3.40% 03/01/27
1
10,000 10,339
3.88% 11/15/29
1
50,000 50,947
Lumen Technologies, Inc.
4.00% 02/15/27
1
24,000 24,372
5.38% 06/15/29
1
42,000 42,065
National CineMedia LLC
5.88% 04/15/28
1
33,000 29,664
Qwest Corp.
7.25% 09/15/25 70,000 81,999
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
200,000 229,119
Sinclair Television Group, Inc.
4.13% 12/01/30
1
52,000 49,349
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
154,375 161,710
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
25,000 27,286
Time Warner Cable LLC
5.50% 09/01/41 100,000 121,485
T-Mobile USA, Inc.
2.25% 02/15/26 78,000 78,275
2.55% 02/15/31 10,000 9,958
2.63% 04/15/26 38,000 38,404
3.75% 04/15/27 10,000 10,835
3.88% 04/15/30 25,000 27,368
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
66,000 69,803
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
3
48,000 60,684
1,621,054
Consumer Discretionary — 1 .03%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 15,000 18,149
4.90% 02/01/46 65,000 82,345
Bacardi Ltd.
(Bermuda)
5.30% 05/15/48
1,3
40,000 52,325
BAT Capital Corp.
2.73% 03/25/31 25,000 24,292
4.39% 08/15/37 20,000 21,109
4.54% 08/15/47 75,000 78,619

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
$ 25,000 $ 25,863
302,702
Electric — 0 .87%
Entergy Texas, Inc.
3.45% 12/01/27 150,000 158,792
FirstEnergy Transmission LLC
2.87% 09/15/28
1
39,000 39,102
Jersey Central Power & Light Co.
4.70% 04/01/24
1
55,000 58,513
256,407
Energy — 3 .01%
Energy Transfer LP
5.40% 10/01/47 174,000 205,544
5.50% 06/01/27 3,000 3,424
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 28,000 29,360
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 52,319
Occidental Petroleum Corp.
0.00% 10/10/36
9
55,000 31,300
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
15,000 14,437
6.75% 09/21/47
3
50,000 44,474
6.95% 01/28/60
3
35,000 31,106
Rockies Express Pipeline LLC
4.80% 05/15/30
1
100,000 104,969
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
34,545 32,431
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 75,312
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 57,199
4.50% 04/30/30
1
9,000 9,238
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 35,000 34,738
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
27,470 26,880
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
20,000 19,346
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
9,500 9,386
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 32,000 33,315
6.88% 09/01/27 22,000 23,261
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
45,000 46,918
884,957
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Entertainment — 0 .16%
Cinemark USA, Inc.
5.25% 07/15/28
1
$ 32,000 $ 31,274
WMG Acquisition Corp.
3.75% 12/01/29
1
15,000 14,981
46,255
Finance — 3 .94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
60,000 60,509
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 76,091
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
60,000 58,325
5.25% 05/15/24
1,3
10,000 10,722
Citigroup, Inc.
1.28% 11/03/25
4
30,000 29,944
1.46% 06/09/27
4
115,000 112,997
3.11% 04/08/26
4
25,000 26,229
Ford Motor Credit Co. LLC
3.22% 01/09/22 30,000 30,038
(LIBOR USD 3-Month plus 1.27%)
1.49% 03/28/22
2
115,000 114,949
General Motors Financial Co., Inc.
3.15% 06/30/22 75,000 75,793
3.45% 04/10/22 20,000 20,062
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
30,000 29,883
1.22% 12/06/23 75,000 75,185
1.43% 03/09/27
4
10,000 9,799
1.54% 09/10/27
4
90,000 88,279
3.27% 09/29/25
4
15,000 15,721
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
60,000 58,497
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
40,000 39,613
Morgan Stanley
(MTN)
1.16% 10/21/25
4
120,000 119,038
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
50,000 51,514
4.36% 08/01/24
1,3,4
20,000 20,952
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
35,000 36,134
1,160,274

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 1 .10%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
$ 52,000 $ 53,243
5.50% 01/15/30
1,3
25,000 27,230
Kraft Heinz Foods Co.
5.00% 06/04/42 74,000 92,253
Pilgrim's Pride Corp.
3.50% 03/01/32
1
30,000 30,454
4.25% 04/15/31
1
25,000 26,346
Post Holdings, Inc.
4.63% 04/15/30
1
50,000 51,015
Smithfield Foods, Inc.
2.63% 09/13/31
1
45,000 43,811
324,352
Gaming — 0 .11%
Boyd Gaming Corp.
4.75% 06/15/31
1
30,000 30,780
Health Care — 2 .98%
AbbVie, Inc.
3.60% 05/14/25 50,000 53,212
Bausch Health Americas, Inc.
9.25% 04/01/26
1
7,000 7,455
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
20,000 20,343
4.38% 12/15/28
1
70,000 78,256
4.63% 06/25/38
1
35,000 40,940
Centene Corp.
2.45% 07/15/28 46,000 45,574
3.00% 10/15/30 59,000 60,076
CommonSpirit Health
2.78% 10/01/30 40,000 41,046
CVS Health Corp.
5.05% 03/25/48 60,000 78,554
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
47,000 35,734
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
1,3
13,000 12,753
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
30,000 29,736
HCA, Inc.
5.25% 04/15/25 12,000 13,285
5.25% 06/15/49 110,000 141,542
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
15,000 15,352
Molina Healthcare, Inc.
3.88% 11/15/30
1
35,000 36,402
3.88% 05/15/32
1
40,000 40,573
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
1
30,000 29,918
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
35,000 36,627
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
$ 43,000 $ 45,687
Universal Health Services, Inc.
1.65% 09/01/26
1
15,000 14,760
877,825
Industrials — 2 .17%
Artera Services LLC
9.03% 12/04/25
1
30,000 31,699
Ball Corp.
4.00% 11/15/23 30,000 31,388
Berry Global, Inc.
4.88% 07/15/26
1
50,000 51,787
Boeing Co. (The)
1.43% 02/04/24 60,000 59,962
4.88% 05/01/25 10,000 10,954
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
325,000 282,210
Graphic Packaging International LLC
4.88% 11/15/22 55,000 56,020
Intertape Polymer Group, Inc.
(Canada)
4.38% 06/15/29
1,3
27,000 27,036
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 5,052
OT Merger Corp.
7.88% 10/15/29
1
45,000 43,872
Sealed Air Corp.
4.00% 12/01/27
1
5,000 5,231
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
34,000 34,680
639,891
Information Technology — 0 .37%
NCR Corp.
5.13% 04/15/29
1
37,000 38,312
Oracle Corp.
2.88% 03/25/31 15,000 15,093
3.95% 03/25/51 54,000 56,221
109,626
Insurance — 1 .04%
Athene Global Funding
1.61% 06/29/26
1
30,000 29,484
(SOFR Rate plus 0.70%)
0.75% 05/24/24
1,2
30,000 30,055
Farmers Exchange Capital II
6.15% 11/01/53
1,4
50,000 63,295
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,4
75,000 75,091
Teachers Insurance & Annuity Association of America
4.27% 05/15/47

65,000 78,452

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Willis North America, Inc.
4.50% 09/15/28 $ 25,000 $ 28,209
304,586
Materials — 0 .31%
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
1,3
36,000 36,081
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
26,000 25,515
Unifrax Escrow Issuer Corp.
5.25% 09/30/28
1
30,000 30,500
92,096
Real Estate Investment Trust (REIT) — 1 .50%
American Campus Communities Operating Partnership LP
3.63% 11/15/27 50,000 53,410
3.75% 04/15/23 35,000 35,956
CyrusOne LP/CyrusOne Finance Corp.
2.15% 11/01/30 5,000 4,955
2.90% 11/15/24 80,000 82,661
3.45% 11/15/29 5,000 5,432
GLP Capital LP/GLP Financing II, Inc.
5.25% 06/01/25 10,000 11,002
5.38% 04/15/26 65,000 72,467
5.75% 06/01/28 25,000 28,900
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
1
30,000 30,742
LXP Industrial Trust
2.70% 09/15/30 35,000 34,723
SL Green Operating Partnership LP
3.25% 10/15/22 40,000 40,627
Ventas Realty LP
2.50% 09/01/31 40,000 39,621
440,496
Retail — 0 .73%
Asbury Automotive Group, Inc.
5.00% 02/15/32
1
30,000 31,074
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
30,000 30,562
Dollar Tree, Inc.
4.00% 05/15/25 40,000 43,002
FirstCash, Inc.
5.63% 01/01/30
1
30,000 30,609
Golden Nugget, Inc.
6.75% 10/15/24
1
45,000 45,057
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
35,000 34,535
214,839
Services — 0 .74%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
30,000 29,381
HealthEquity, Inc.
4.50% 10/01/29
1
30,000 29,871
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Hertz Corp. (The)
4.63% 12/01/26
1
$ 15,000 $ 15,094
5.00% 12/01/29
1
15,000 15,112
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
7,000 7,584
4.75% 02/15/25
1,3
25,000 27,284
5.00% 11/01/22
1,3
45,000 46,471
Waste Pro USA, Inc.
5.50% 02/15/26
1
48,000 47,810
218,607
Transportation — 0 .52%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 53,281 53,471
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 93,456 100,683
154,154
Total Corporates
(Cost $8,996,186) 9,207,863
MORTGAGE-BACKED — 32 .54% **
Non-Agency Commercial Mortgage-Backed — 12 .31%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
1,500,000 53,273
BCRR Trust,
Series 2016-FRR3, Class E
(-1.00 X LIBOR USD 1-Month plus 18.35%)
2.02% 05/26/26
1,2
88,636 81,098
BX Commercial Mortgage Trust,
Series 2020-FOX, Class F
(LIBOR USD 1-Month plus 4.25%)
4.36% 11/15/32
1,2
84,280 84,465
BX Commercial Mortgage Trust,
Series 2020-FOX, Class G
(LIBOR USD 1-Month plus 4.75%)
4.86% 11/15/32
1,2
105,350 106,129
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.72% 09/10/45
1,4
1,333,598 6,414
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.35% 04/10/46
4
4,267,677 55,887
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.96% 10/10/47
4
4,231,043 92,782
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.44% 04/15/47
1,4
270,168 1,090
Commercial Mortgage Trust,
Series 2012-CR2, Class XA (IO)
1.61% 08/15/45
4
16,682,536 82,350

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.83% 10/15/45
4
$ 7,694,229 $ 64,197
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.50% 12/10/45
4
4,477,621 37,990
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.11% 10/10/46
4
1,731,686 27,989
Commercial Mortgage Trust,
Series 2014-CR17, Class XA (IO)
0.96% 05/10/47
4
2,732,701 50,737
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.60% 02/10/37
1,4
1,667,987 29,002
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.54% 09/15/37
1,4
9,783,817 169,149
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.82% 04/15/50
4
1,702,780 34,873
CSMC,
Series 2018-SITE, Class B
4.53% 04/15/36
1
100,000 101,587
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.02% 12/15/22
1,2
100,000 100,140
DBUBS Mortgage Trust,
Series 2011-LC3A, Class C
5.37% 08/10/44
1,4
167,867 168,287
DBWF Mortgage Trust,
Series 2018-AMXP, Class B
4.00% 05/05/35
1,4
100,000 99,783
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.47% 02/10/46
4
3,880,942 45,532
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
940,000 9,792
GS Mortgage Securities Trust,
Series 2010-C1, Class A2
4.59% 08/10/43
1
56,365 56,178
GS Mortgage Securities Trust,
Series 2012-GC6, Class XB (IO)
0.52% 01/10/45
1,4
2,044,430 20
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
1.92% 11/10/45
4
2,628,729 23,125
GS Mortgage Securities Trust,
Series 2013-GC16, Class XB (IO)
0.15% 11/10/46
4
45,024,000 159,887
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.71% 09/10/47
4
2,812,044 45,011
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
1,4
$ 63,679 $ 63,947
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
1
86,301 90,025
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class XA (IO)
1.03% 11/15/45
4
7,553,642 109,777
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.67% 04/15/47 57,231 57,239
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA (IO)
0.96% 08/15/47
4
494,417 10,397
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.82% 09/15/47
4
2,452,043 43,758
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.83% 11/15/47
4
4,940,945 100,327
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.96% 01/15/48
4
2,777,732 63,026
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class A2
2.82% 11/15/48 148,410 149,394
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.39% 12/15/47
4
1,601,844 14,059
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.10% 01/15/46
4
6,237,486 8,709
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class XA (IO)
0.86% 12/15/46
4
5,321,781 68,231
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34
1
72,000 72,249
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.17% 02/15/36
1,4
1,458,816 84,863
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
0.35% 03/25/37
1,2
66,463 65,729
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
5.36% 11/15/38
1,2
100,000 99,658
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.30% 05/15/46
1,4
12,532,749 52,654

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
0.97% 12/15/47
4
$ 2,812,689 $ 63,892
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class XA (IO)
0.56% 07/15/50
4
3,054,951 50,490
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
1.85% 05/10/45
1,4
275,588 12
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.65% 07/15/58
4
3,344,790 63,692
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.62% 11/15/49
4
1,300,875 72,764
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.85% 11/15/45
1,4
5,871,071 48,938
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class XA (IO)
1.09% 03/15/48
1,4
4,250,789 38,840
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XB (IO)
0.46% 05/15/45
1,4
10,000,000 59,125
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.66% 06/15/46
4
2,413,627 16,130
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.05% 12/15/46
4
5,477,516 89,267
WF-RBS Commercial Mortgage Trust,
Series 2013-UBS1, Class XA (IO)
0.95% 03/15/46
4
6,982,222 103,993
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
1.02% 08/15/47
4
3,544,412 75,020
3,622,972
Non-Agency Mortgage-Backed — 7 .81%
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
96,496 96,165
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
115,000 103,004
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.93% 04/19/36
4
201,182 175,630
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(LIBOR USD 1-Month plus 0.44%)
0.54% 06/25/45
2
124,493 119,434
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
2.98% 05/25/37
4
251,275 237,136
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 $ 257,060 $ 236,595
Impac CMB Trust,
Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
0.72% 09/25/34
2
91,437 91,935
Impac CMB Trust,
Series 2004-6, Class 1A2
(LIBOR USD 1-Month plus 0.78%)
0.88% 10/25/34
2
127,899 128,680
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
2.94% 12/25/35
4
255,871 256,139
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 14,377 19,970
JPMorgan Mortgage Trust,
Series 2007-S1, Class 1A2
5.50% 03/25/22 12,205 11,547
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.43% 04/25/37
2,5,6
1,696,107 88,230
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.07% 09/25/34
4
133,647 133,016
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
949,888 392,823
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.59% 03/25/35
4
120,690 72,696
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.58% 09/25/34
4
134,049 135,578
2,298,578
U.S. Agency Commercial Mortgage-Backed — 5 .69%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.93% 07/25/39
4
474,022 14,548
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
535,000 55,563
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X3 (IO)
1.97% 07/25/40
4
1,150,000 10,712
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.81% 08/25/40
4
5,250,000 54,536

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K023, Class X3 (IO)
1.69% 10/25/40
4
$ 4,050,000 $ 40,035
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K024, Class X3 (IO)
1.66% 11/25/40
4
8,000,000 88,358
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K027, Class X3 (IO)
1.71% 01/25/41
4
5,000,000 83,246
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.66% 06/25/41
4
2,142,000 41,228
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.66% 07/25/41
4
5,999,569 124,287
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K034, Class X1 (IO)
0.06% 07/25/23
4
6,122,629 7,459
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.04% 11/25/42
4
1,100,000 58,422
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.49% 06/25/43
4
1,676,868 79,112
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K723, Class X1 (IO)
0.91% 08/25/23
4
9,952,289 118,709
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K724, Class X1 (IO)
0.27% 11/25/23
4
14,549,075 60,927
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.25% 12/25/26
4
2,267,211 93,353
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
1,989,469 88,049
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS11, Class XFX (IO)
1.60% 06/25/29
4
350,000 33,309
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 2,362,341 12,606
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
FREMF Mortgage Trust,
Series 2012-K23, Class X2A (IO)
0.13% 10/25/45
1
$ 58,695,114 $ 29,139
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27 26,785,389 117,844
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
1
25,000,000 54,465
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.02% 10/16/49
4
4,539,307 426
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.29% 09/16/50
4
1,461,487 16,229
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.68% 12/16/51
4
3,116,339 54,503
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.20% 02/16/53
4
8,759,380 57,038
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.72% 04/16/53
4
6,927,981 67,710
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.33% 06/16/55
4
5,472,053 63,047
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.13% 02/16/46
4
2,240,413 51,919
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.54% 12/16/53
4
3,237,022 49,000
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.28% 05/16/55
4
948,895 11,597
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.92% 11/16/54
4
660,070 23,302
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.42% 10/16/56
4
601,448 14,134
1,674,812
U.S. Agency Mortgage-Backed — 6 .73%
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.75% 05/25/23
2
275 289
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
7.85% 12/18/30

62,018 6,562

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
$ 312 $ 343
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
3,102 3,390
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
6.00% 10/25/25
2
354,483 22,050
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.10% 01/25/37
2
546,844 109,804
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.95% 11/25/36
2
696,344 120,685
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.32% 05/25/40
2
656,886 127,778
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
3,083 3,194
Freddie Mac REMICS,
Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant
Maturity 10-Year plus 19.39%, 18.31% Cap)
15.94% 02/15/24
2
17,702 19,591
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 0.15% Cap)
0.15% 08/15/36
2
9,172,108 39,931
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
6.01% 03/15/37
2
523,323 79,137
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
14.12% 11/26/23
2
11,128 12,179
UMBS (TBA)
2.00% 02/01/52 725,000 721,208
2.50% 02/01/52 700,000 712,968
1,979,109
Total Mortgage-Backed
(Cost $14,098,962) 9,575,471
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .48% *
California — 0 .17%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 $ 15,000 $ 14,588
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 35,000 34,525
49,113
Florida — 0 .05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 15,322
New York — 0 .26%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 6,824
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 71,529
78,353
Total Municipal Bonds
(Cost $144,473) 142,788
Total Bonds — 94 .49%
(Cost $32,913,980)
27,806,436
Issues Shares Value
COMMON STOCK — 0 .23%
Financials — 0 .23%
AGNC Investment Corp. 4,500 67,680
Total Common Stock
(Cost $64,005)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 9 .26%
Foreign Government Obligations — 1 .03%
Japan Treasury Discount Bill,
Series 1039
(Japan)
0.00%
10
02/28/22
3
35,000,000 303,991
Money Market Funds — 2 .12%
Dreyfus Government Cash Management Fund
0.03%
11
124,000 124,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
11
28,900 28,900
JPMorgan U.S. Government Money Market Fund
0.01%

321,000 321,000

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
11
149,000 $ 149,000
622,900
U.S. Treasury Bills — 6 .11%
U.S. Treasury Bills
0.04%
10
03/03/22 $ 800,000 799,944
0.05%
10
04/21/22 200,000 199,954
0.18%
10
06/23/22 800,000 799,323
1,799,221
Total Short-Term Investments
(Cost $2,727,243) 2,726,112
Total Investments Before Written Options - 103.98%
(Cost $35,705,228) 30,600,228
Written Options - (0.05)%
(Cost $(16,703)) (15,500)
Liabilities in Excess of Other Assets - (3.93)% (1,155,736)
Net Assets - 100.00% $ 29,428,992
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $241,622, which is 0.82% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
10
Represents annualized yield at date of purchase.
11
Represents the current yield as of December 31, 2021.
†
Fair valued security. The aggregate value of fair valued securities is $238,749, which is
0.81% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 307,046 JPY 35,000,000 Goldman Sachs International 02/28/22 $ 2,972
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 23 03/31/22 $ 2,782,461 $ 9,971 $ 9,971
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 9 03/22/22 (1,317,938) (15,320) (15,320)
U.S. Treasury Ultra Bond 7 03/22/22 (1,379,875) (6,367) (6,367)
(2,697,813) (21,687) (21,687)
TOTAL FUTURES CONTRACTS $ 84,648 $ (11,716) $ (11,716)
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 2-Year MIDCV Future Options 10 $ 98.25 09/16/22 $ (1,229,063) $ (8,687)

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 2-Year MIDCV Future Options 10 $ 98.25 09/16/22 $ (1,229,063) $ (6,813)
Received by the Fund Paid by the Fund
Description
Put/
Call
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate
Swap
1
Call 12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly $ 795 $ 498 $ — $ 498
Interest Rate
Swap
1
Call 12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually 65 693 — 693
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually 60 217 — 217
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 35 27 — 27
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 660 (7,741) — (7,741)
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 490 (5,671) — (5,671)
Interest Rate
Swap
1
Call 07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 330 (3,570) — (3,570)
Interest Rate
Swap
1
Call 09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 830 (4,130) — (4,130)
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 30 (131) — (131)
Interest Rate
Swap
1
Call 09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 70 (1,288) — (1,288)
TOTAL SWAPS CONTRACTS $ 3,365 $ (21,096) $ — $ (21,096)
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 303,991 $ — $ 303,991
Money Market Funds 622,900 — — 622,900
U.S. Treasury Bills 1,799,221 — — 1,799,221
Long-Term Investments:
Asset-Backed Securities — 8,759,353 120,961 8,880,314
Common Stock 67,680 — — 67,680
Corporates — 9,175,432 32,431 9,207,863
Mortgage-Backed Securities — 9,487,241 88,230 9,575,471
Municipal Bonds — 142,788 — 142,788
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 2,972 — 2,972
Interest rate contracts 9,971 1,435 — 11,406
Liabilities:
Interest rate contracts (37,187) (22,531) — (59,718)
Total $ 2,462,585 $ 27,850,681 $ 241,622 $ 30,554,888
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Interest rate contracts include futures, swaps and written options.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 122,413 $ 31,600 $ 159,315
Accrued discounts/premiums 194 (353) 58,819
Realized (loss) — (43) —
Change in unrealized appreciation (depreciation)* 1,442 4,409 (129,904)
Purchases — — —
Sales (3,088) (3,182) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2021
$ 120,961 $ 32,431 $ 88,230
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(124,053) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $71,573 Broker Quote Offered Quote $100.00 $100.00
Asset-Backed Securities $49,388 Third-Party Vendor Vendor Prices $11.76 $11.76
Corporate Securities $32,431 Third-Party Vendor Vendor Prices $93.88 $93.88
Mortgage-Backed Securities-Non-Agency $88,230 Third-Party Vendor Vendor Prices $5.20 $5.20
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.